Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues		$ 2,249	$ 332
Costs of revenues		1,440	340
Gross profit (loss)		809	(8)
Operating expenses:
Research and development, net		28,564	12,794	22,012
Sales and marketing		1,814	1,063	1,933
General and administrative		3,709	1,093	1,187
Total operating expenses		34,087	14,950	25,132
Operating loss		33,278	14,958	25,132
Financial expenses, net		24,814	667	475
Net loss		$ 58,092	$ 15,625	$ 25,607
Basic and diluted loss per share attributable to Ordinary Shareholders (in Dollars per share)		$ 2.64	$ 1.7	$ 2.87
Weighted-average number of shares used in computing basic and diluted loss per share attributable to Ordinary Shareholders (in Shares)	[1]	22,027,292	9,205,169	8,910,561

[1]	Prior period share and per share information has been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 to NIS 0.000216 effected on October 7, 2021. See also Note 12, Share Capital, for details.